CONSOLIDATED BALANCE SHEETS	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Current assets:
Cash and cash equivalents	$ 60,581,000	375,879,000	338,092,000
Restricted Cash	10,990,000	68,191,000	60,000,000
Accounts receivable (net of allowance for doubtful accounts of RMB11,894 and RMB58,871 (US$9,489) as of December 31, 2013 and 2014, respectively)	51,493,000	319,494,000	306,237,000
Prepaid expenses and other current assets	8,925,000	55,374,000	50,549,000
Short term investment	4,065,000	25,219,000	24,636,000
Deferred tax assets	3,329,000	20,658,000	7,096,000
Amounts due from a related party			141,000
Total current assets	139,383,000	864,815,000	786,751,000
Non-current assets:
Property and equipment, net	67,512,000	418,886,000	240,650,000
Cloud infrastructure construction in progress	45,688,000	283,475,000	12,236,000
Intangible assets, net	1,663,000	10,321,000	5,563,000
Land use right, net	8,010,000	49,697,000	50,730,000
Long term investments	7,567,000	46,950,000	33,690,000
Deferred tax assets	158,000	980,000	1,719,000
Long term deposits and other non-current assets	9,039,000	56,084,000	35,829,000
Total non-current assets	139,637,000	866,393,000	380,417,000
TOTAL ASSETS	279,020,000	1,731,208,000	1,167,168,000
Current liabilities:
Short-term loan	9,670,000	60,000,000	60,000,000
Accounts payable (including accounts payable of the VIEs without recourse to the Company of RMB200,483 and RMB245,336 (US$39,541) as of December 31, 2013 and 2014, respectively)	41,231,000	255,821,000	203,750,000
Accrued employee benefits (including accrued employee benefits of the VIEs without recourse to the Company of RMB33,448 and RMB30,114 (US$4,853) as of December 31, 2013 and 2014, respectively)	7,255,000	45,016,000	43,922,000
Accrued expenses and other payables (including accrued expenses and other payables of the VIEs without recourse to the Company of RMB71,095 and RMB73,900 (US$11,911) as of December 31, 2013 and 2014, respectively)	66,371,000	411,803,000	157,075,000
Income tax payable (including income taxes payable of the VIEs without recourse to the Company of RMB5,777 and RMB10,435 (US$ 1,682) as of December 31, 2013 and 2014, respectively)	3,445,000	21,374,000	10,399,000
Liabilities for uncertain tax positions (including liabilities for uncertain tax positions of the VIEs without recourse to the Company of RMB6,296 and RMB6,407 (US$ 1,033) as of December 31, 2013 and 2014, respectively)	1,892,000	11,739,000	11,540,000
Amounts due to related parties (including amounts due to related parties of the VIEs without recourse to the Company of RMB844 and nil as of December 31, 2013 and 2014, respectively)	3,000	18,000	862,000
Current portion of long term loan (including current portion of long term loan of the VIEs without recourse to the Company of nil and nil as of December 31, 2013 and 2014, respectively)	1,157,000	7,180,000
Current portion of capital lease obligations (including current portion of capital lease obligations of the VIEs without recourse to the Company of nil and RMB13,118 (US$2,114) as of December 31, 2013 and 2014, respectively)	2,223,000	13,794,000
Deferred government grant (including deferred government grant of the VIEs without recourse to the Company of RMB24,360 and RMB37,360 (US$6,021) as of December 31, 2013 and 2014, respectively)	6,021,000	37,360,000	24,360,000
Total current liabilities	139,268,000	864,105,000	511,908,000
Non-current liabilities:
Long term loan (including long term loan of the VIEs without recourse to the Company of nil and nil as of December 31, 2013 and 2014, respectively)	1,857,000	11,520,000
Non-current portion of capital lease obligations (including non-current portion of capital lease obligations of the VIEs without recourse to the Company of nil and RMB19,657 (US$3,168) as of December 31, 2013 and 2014, respectively)	3,319,000	20,592,000
Deferred tax liabilities	7,000	44,000	2,127,000
Total non-current liabilities	5,183,000	32,156,000	2,127,000
Total liabilities	144,451,000	896,261,000	514,035,000
Commitments and contingencies
Shareholders' equity:
Ordinary shares (US$0.0001 par value; 1,000,000,000 and 1,000,000,000 shares authorized; 374,464,476 and 430,738,131 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	50,000	310,000	282,000
Additional paid-in capital	229,519,000	1,424,075,000	1,247,730,000
Treasury stock	(6,760,000)	(41,940,000)	(73,101,000)
Statutory reserves	214,000	1,326,000	1,326,000
Accumulated deficit	(88,742,000)	(550,610,000)	(524,261,000)
Accumulated other comprehensive income	288,000	1,786,000	1,157,000
Total shareholders' equity	134,569,000	834,947,000	653,133,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 279,020,000	1,731,208,000	1,167,168,000